SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Other Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of supplementary financial statement information [Abstract]
Advance payments	$ 480	$ 0
Government institutions	245	687
Other	105	34
Other receivables	$ 830	$ 721